UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 06/30/2011
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:  $190,165,086.00


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                   Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------        ------- --------    ---------  ------  ------



At&T Inc Com               	Com	00206R102   	308	9818	sole
Blackrock Fds In	 		91929109	3934	107743	sole
Blackrock Muni B	 		09253C504   	124	16715	sole
Buffalo USA Glob	  	Com	            	8196	309279	sole
Chevron Corp Com           	Com	166764100	252	2453	sole
China Voice Hold	   	Com	16946A100   	0	22000	sole
Conocophillips C	   	Com	20825C104   	305	4053	sole
Exxon Mobil Corp		Com	30231G102   	637	7831	sole
Fmi Common Stock 	   	Com	30249V109   	5615	207660	sole
Franklin Custodi	 	Com	353496300	128	57002	sole
Franklin Federal 	 		            	140	11928	sole
Franklin Russell 	 		            	368	6654	sole
Franklin Russell 	 		            	377	36796	sole
Fulton Financial 	  	Com	360271100	161	15049	sole
General Electric 	    	Com	369604103	316	16747	sole
Hartford Eq Inc 	 		416648558	10546	1190345	sole
Hartford Global 			41664M581   	10419	880025	sole
Inland American 		Com	            	80	10000	sole
Intl Business M 		Com	459200101	295	1720	sole
INVESCO Van Kam		 	Com	            	3146	190297	sole
Ishares Barclay   			464287226	1106	10366	sole
Ishares Barclays 	 		            	11123	100534	sole
Ishares Iboxx & 	 		464287242	800	7266	sole
Ishares Msci Ea				464287465	3333	55422	sole
Ishares S&P 500 	 	Com	464287309	7372	106102	sole
Ishares S&P 500 	 	Com	464287408	3496	56389	sole
Ishares S&P Mdcp 	 	Com	464287705	11232	133713	sole
Ishares S&P Midc	 	Com	464287606	14133	127382	sole
Ishares S&P Smal	 	Com	464287887	16501	205241	sole
Ishares S&P Smal	 	Com	464287879	9264	124737	sole
Ishares Tr Barcl	   		464288638	1036	9717	sole
Johnson & Johnso	    	Com	478160104	605	9090	sole
Jones Lang Lasal		Com	            	217	2305	sole
Jts Corp Deliste	   	Com	465940104	0	11000	sole
KBR Inc.                   	Com	            	219	5804	sole
Pimco Total Retu	   		693391674	13340	1213828	sole
Priceline.Com  I	  	Com	741503403	523	1021	sole
Putnam Tax Exemp	   		746870104	115	13785	sole
Rf Micro Devices	   	Com	749941100	76	12413	sole
Royce Fd Low Pri	       	Com	780905808	329	17446	sole
Scout Fds Intl F	  		904199403	4997	148375	sole
Sterling Energy 	 	Com	            	0	64370	sole
Stratton Fds Inc	 		863137105	7199	133493	sole
Templeton Global 			880208103	12553	902467	sole
Templeton Global 	 		880208103	8126	584199	sole
Vanguard Tax Exe	 		922907209	1879	138662	sole
Vanguard Tax Exe			922907704	537	48446	sole
Vanguard Total B			921937108	152	14256	sole
Verizon Communic		Com	92343V104   	297	7966	sole
Warnaco Group In	   	Com	934390105	0	22000	sole
Western Asset Fd	 		957663602	14256	1301942	sole







REPORT SUMMARY                51   	DATA RECORDS	190165